Quarterly Schedules of
Portfolio Holdings
July 31, 2019
Domestic Equity Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
GROWTH FUNDS
Harbor Capital Appreciation Fund	HNACX	HACAX	HRCAX	HCAIX
Harbor Strategic Growth Fund	HNGSX	MVSGX	HSRGX	HISWX
Harbor Mid Cap Growth Fund	HNMGX	HAMGX	HRMGX	HIMGX
Harbor Small Cap Growth Fund	HNSGX	HASGX	HRSGX	HISGX
Harbor Small Cap Growth Opportunities Fund	HNSOX	HASOX	HRSOX	HISOX
VALUE FUNDS
Harbor Large Cap Value Fund	HNLVX	HAVLX	HRLVX	HILVX
Harbor Mid Cap Value Fund	HNMVX	HAMVX	HRMVX	HIMVX
Harbor Small Cap Value Fund	HNVRX	HASCX	HSVRX	HISVX
Harbor Small Cap Value Opportunities Fund	HSRVX	HSOVX	HSAVX	HSIVX

Harbor Capital Appreciation Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—98.9%
Shares		Value
AEROSPACE & DEFENSE—4.8%
2,134,949	Airbus SE (France)	$301,798
2,190,858	Boeing Co.	747,477
2,813,218	Safran SA (France)	403,868
		1,453,143
AUTOMOBILES—1.2%
1,464,787	Tesla Inc.*	353,907
BANKS—1.0%
2,613,026	JPMorgan Chase & Co.	303,111
BEVERAGES—0.7%
1,126,243	Constellation Brands Inc.	221,667
BIOTECHNOLOGY—3.6%
1,940,028	Alexion Pharmaceuticals Inc.*	219,786
2,788,969	BioMarin Pharmaceutical Inc.*	221,221
1,400,187	Exact Sciences Corp.*	161,175
874,256	Sage Therapeutics Inc.*	140,178
2,076,981	Vertex Pharmaceuticals Inc.*	346,067
		1,088,427
CAPITAL MARKETS—1.3%
1,636,771	S&P Global Inc.	400,927
ENTERTAINMENT—4.9%
3,209,436	Netflix Inc.*	1,036,616
3,206,914	Walt Disney Co.	458,621
		1,495,237
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.3%
1,039,522	American Tower Corp.	219,984
1,350,734	Crown Castle International Corp.	179,999
		399,983
FOOD & STAPLES RETAILING—2.1%
2,372,238	Costco Wholesale Corp.	653,860
		653,860
HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
2,149,593	Danaher Corp.	302,018
1,670,110	Edwards Lifesciences Corp.*	355,483
701,379	Intuitive Surgical Inc.*	364,373
		1,021,874
HEALTH CARE PROVIDERS & SERVICES—0.2%
660,772	Guardant Health Inc.*	62,106
HOTELS, RESTAURANTS & LEISURE—2.2%
413,765	Chipotle Mexican Grill Inc.*	329,162
2,520,760	Marriott International Inc.	350,537
		679,699
INTERACTIVE MEDIA & SERVICES—11.2%
684,141	Alphabet Inc. Class A*	833,421
684,916	Alphabet Inc. Class C*	833,324
5,806,314	Facebook Inc.*	1,127,760
13,469,191	Tencent Holdings Ltd. (China)	627,569
		3,422,074
COMMON STOCKS—Continued
Shares		Value
INTERNET & DIRECT MARKETING RETAIL—8.6%
4,720,115	Alibaba Group Holding Ltd. ADR (China)*,1	$817,099
962,979	Amazon.com Inc.*	1,797,670
		2,614,769
IT SERVICES—13.6%
474,851	Adyen NV (Netherlands)*,2	358,791
1,702,974	FleetCor Technologies Inc.*	483,934
4,609,951	Mastercard Inc.	1,255,151
4,416,048	PayPal Holdings Inc.*	487,532
4,034,207	Square Inc.*	324,390
825,864	Twilio Inc.*	114,886
6,380,871	Visa Inc.	1,135,795
		4,160,479
LIFE SCIENCES TOOLS & SERVICES—1.8%
1,848,817	Illumina Inc.*	553,499
PERSONAL PRODUCTS—1.8%
2,970,296	Estée Lauder Companies Inc.	547,099
PHARMACEUTICALS—1.4%
9,915,502	AstraZeneca plc ADR (United Kingdom)[1]	430,432
ROAD & RAIL—1.8%
3,466,861	Uber Technologies Inc.*	146,094
2,290,783	Union Pacific Corp.	412,226
		558,320
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.3%
1,207,092	Broadcom Inc.	350,045
3,661,123	NVIDIA Corp.	617,705
5,418,868	QUALCOMM Inc.	396,444
314,419	Universal Display Corp.	66,367
1,484,072	Xilinx Inc.	169,496
		1,600,057
SOFTWARE—17.1%
2,857,284	Adobe Inc.*	853,928
11,808,852	Microsoft Corp.	1,609,192
8,258,310	salesforce.com Inc.*	1,275,909
2,180,859	SAP SE ADR (Germany)[1]	268,311
1,433,479	ServiceNow Inc.*	397,633
2,687,053	Splunk Inc.*	363,585
2,256,533	Workday Inc.*	451,262
		5,219,820
SPECIALTY RETAIL—1.2%
1,710,516	Home Depot Inc.	365,520
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.2%
4,518,185	Apple Inc.	962,554
TEXTILES, APPAREL & LUXURY GOODS—5.2%
88,859	adidas AG (Germany)	28,482
793,822	Kering SA (France)	410,018

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
2,643,618	Lululemon Athletica Inc. (Canada)*	$505,169
7,532,356	NIKE Inc.	648,009
		1,591,678
TOTAL COMMON STOCKS
(Cost $17,027,500)		30,160,242
TOTAL INVESTMENTS—98.9%
(Cost $17,027,500)		30,160,242
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		329,997
TOTAL NET ASSETS—100.0%		$30,490,239
FAIR VALUE MEASUREMENTS
At July 31, 2019, investments in Airbus SE, Safran SA, Tencent Holdings, Ltd., Ayden NV, adidas AG, and Kering SA (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments at July 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $358,791 or 1% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Strategic Growth Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—90.5%
Shares		Value
AEROSPACE & DEFENSE—2.8%
6,447	TransDigm Group Inc.*	$3,130
BANKS—4.7%
25,750	First Republic Bank	2,559
46,967	U.S. Bancorp.	2,684
		5,243
BEVERAGES—2.2%
18,935	PepsiCo Inc.	2,420
CAPITAL MARKETS—3.0%
15,397	Moody's Corp.	3,300
CHEMICALS—5.6%
20,596	Ecolab Inc.	4,155
10,665	Linde plc (Ireland)	2,040
		6,195
DIVERSIFIED FINANCIAL SERVICES—4.4%
24,078	Berkshire Hathaway Inc. Class B*	4,946
ELECTRICAL EQUIPMENT—2.4%
55,128	Sensata Technologies Holding plc (United Kingdom)*	2,615
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.9%
30,736	American Tower Corp.	6,504
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
11,897	Teleflex Inc.	4,042
INDUSTRIAL CONGLOMERATES—7.2%
25,241	Honeywell International Inc.	4,353
10,109	Roper Technologies Inc.	3,676
		8,029
INSURANCE—4.7%
4,665	Markel Corp.*	5,196
INTERACTIVE MEDIA & SERVICES—7.1%
4,396	Alphabet Inc. Class C*	5,348
13,034	Facebook Inc.*	2,532
		7,880
INTERNET & DIRECT MARKETING RETAIL—4.6%
1,549	Amazon.com Inc.*	2,892
1,200	Booking Holdings Inc.*	2,264
		5,156
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—3.1%
19,475	Visa Inc.	$3,466
LIFE SCIENCES TOOLS & SERVICES—2.0%
2,882	Mettler-Toledo International Inc.*	2,181
MACHINERY—2.1%
31,022	Fortive Corp.	2,359
PERSONAL PRODUCTS—2.9%
55,517	Unilever NV NY Registry Shares (Netherlands)	3,206
PHARMACEUTICALS—3.6%
6,544	Allergan plc (Ireland)	1,050
22,810	Johnson & Johnson	2,971
		4,021
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.3%
27,612	Microchip Technology Inc.	2,607
SOFTWARE—10.6%
12,260	Adobe Inc.*	3,664
16,355	Intuit Inc.	4,536
63,506	Oracle Corp.	3,575
		11,775
SPECIALTY RETAIL—2.5%
13,067	CarMax Inc.*	1,147
4,402	O'Reilly Automotive Inc.*	1,676
		2,823
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.2%
16,783	Apple Inc.	3,575
TOTAL COMMON STOCKS
(Cost $76,375)		100,669
TOTAL INVESTMENTS—90.5%
(Cost $76,375)		100,669
CASH AND OTHER ASSETS, LESS LIABILITIES—9.5%		10,548
TOTAL NET ASSETS—100.0%		$111,217

FAIR VALUE MEASUREMENTS
All investments at July 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Growth Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—92.6%
Shares		Value
AEROSPACE & DEFENSE—2.8%
35,132	L3Harris Technologies Inc.	$7,293
BEVERAGES—3.0%
122,310	Monster Beverage Corp.*	7,885
BIOTECHNOLOGY—9.6%
11,800	Ascendis Pharma AS ADR (Denmark)*,1	1,366
4,337	Bluebird Bio Inc.*	569
35,729	CareDx Inc.*	1,171
80,728	Exact Sciences Corp.*	9,293
24,480	Galapagos NV (Belgium)*	4,279
2,791	Galapagos NV ADR (Belgium)*,1	484
50,122	Ionis Pharmaceuticals Inc.*	3,301
18,431	Sage Therapeutics Inc.*	2,955
22,909	Seattle Genetics Inc.*	1,734
		25,152
CAPITAL MARKETS—1.1%
58,566	Blackstone Group Inc.	2,810
COMMERCIAL SERVICES & SUPPLIES—1.7%
51,005	Brink's Co.	4,599
DIVERSIFIED CONSUMER SERVICES—1.4%
34,387	Grand Canyon Education Inc.*	3,740
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
33,480	Zebra Technologies Corp.*	7,061
ENTERTAINMENT—4.1%
54,550	Spotify Technology SA (Sweden)*	8,452
18,513	Take-Two Interactive Software Inc.*	2,268
		10,720
FOOD PRODUCTS—2.0%
79,147	Lamb Weston Holdings Inc.	5,312
HEALTH CARE EQUIPMENT & SUPPLIES—12.6%
27,817	Align Technology Inc.*	5,816
18,756	DexCom Inc.*	2,942
72,410	Haemonetics Corp.*	8,840
53,331	Insulet Corp.*	6,556
38,434	Penumbra Inc.*	6,442
40,000	Tandem Diabetes Care Inc.*	2,537
		33,133
HEALTH CARE TECHNOLOGY—1.4%
22,263	Veeva Systems Inc.*	3,693
HOTELS, RESTAURANTS & LEISURE—7.2%
68,994	Hilton Grand Vacations Inc.*	2,256
36,624	Marriott Vacations Worldwide Corp.	3,744
74,797	Norwegian Cruise Line Holdings Ltd. (Bermuda)*	3,698
54,871	Planet Fitness Inc.*	4,316
19,813	Vail Resorts Inc.	4,885
		18,899
HOUSEHOLD DURABLES—1.0%
57,108	Lennar Corp.	2,717
INTERACTIVE MEDIA & SERVICES—3.6%
225,613	Pinterest Inc.*	6,541
63,945	TripAdvisor Inc.*	2,823
		9,364
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—3.7%
46,567	GoDaddy Inc.*	$3,417
79,538	Square Inc.*	6,396
		9,813
LIFE SCIENCES TOOLS & SERVICES—0.9%
34,954	Agilent Technologies Inc.	2,426
MACHINERY—1.0%
27,130	Dover Corp.*	2,628
OIL, GAS & CONSUMABLE FUELS—1.0%
9,680	Diamondback Energy Inc.	1,001
155,236	WPX Energy Inc.*	1,621
		2,622
PHARMACEUTICALS—0.0%
4,535	Elanco Animal Health Inc.*	150
PROFESSIONAL SERVICES—2.9%
12,239	CoStar Group Inc.*	7,532
		7,532
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.6%
351,166	Advanced Micro Devices Inc.*	10,693
157,871	Marvell Technology Group Ltd. (Bermuda)	4,146
		14,839
SOFTWARE—17.0%
45,547	2U Inc.*	583
14,428	Fair Isaac Corp.*	5,013
81,807	Guidewire Software Inc.*	8,351
202,249	Pivotal Software Inc.*	1,917
28,637	ServiceNow Inc.*	7,944
68,305	Splunk Inc.*	9,242
39,464	Workday Inc.*	7,892
43,950	Zendesk Inc.*	3,672
		44,614
SPECIALTY RETAIL—4.3%
32,826	Burlington Stores Inc.*	5,933
138,369	Floor & Decor Holdings Inc.*	5,417
		11,350
TEXTILES, APPAREL & LUXURY GOODS—2.0%
19,600	Carter's Inc.	1,823
30,427	Under Armour Inc. Class A*	702
134,623	Under Armour Inc. Class C*	2,738
		5,263
TOTAL COMMON STOCKS
(Cost $182,217)		243,615

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—7.3%
(Cost $19,077)
Principal Amount		Value
REPURCHASE AGREEMENTS—7.3%
$19,077	Repurchase agreement with Bank of America dated July 31, 2019 due August 01, 2019 at 2.530% collateralized by U.S. Treasury Notes (value $19,581)	$19,077
TOTAL INVESTMENTS—99.9%
(Cost $201,294)		262,692
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		301
TOTAL NET ASSETS—100.0%		$262,993
FAIR VALUE MEASUREMENTS
At July 31, 2019, the repurchase agreement (as disclosed in the preceding Portfolio of Investments) was classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments at July 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Growth Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.7%
Shares		Value
AEROSPACE & DEFENSE—5.1%
190,975	HEICO Corp.	$20,127
58,701	Teledyne Technologies Inc.*	17,098
		37,225
BANKS—1.1%
305,270	First Hawaiian Inc.	8,169
BIOTECHNOLOGY—12.0%
196,072	Acceleron Pharma Inc.*	8,560
111,141	Apellis Pharmaceuticals Inc.*	3,104
121,200	Ascendis Pharma AS ADR (Denmark)*,1	14,030
136,706	Blueprint Medicines Corp.*	13,691
328,160	Fate Therapeutics Inc.*	7,236
123,780	FibroGen Inc.*	5,850
944,359	Ironwood Pharmaceuticals Inc.*	10,039
407,580	Medicines Co.*	14,608
493,350	Momenta Pharmaceuticals Inc.*	5,575
298,530	Orchard Therapeutics plc ADR (United Kingdom)*,1	4,209
		86,902
BUILDING PRODUCTS—2.0%
181,520	Trex Co. Inc.*	14,839
CAPITAL MARKETS—2.4%
122,823	Hamilton Lane Inc.	7,210
124,682	LPL Financial Holdings Inc.	10,457
		17,667
CHEMICALS—1.5%
113,290	Ingevity Corp.*	11,164
COMMERCIAL SERVICES & SUPPLIES—1.2%
80,580	MSA Safety Inc.	8,489
COMMUNICATIONS EQUIPMENT—1.5%
718,345	Viavi Solutions Inc.*	10,538
CONSTRUCTION MATERIALS—1.3%
518,031	Summit Materials Inc.*	9,553
CONSUMER FINANCE—1.2%
89,350	FirstCash Inc.	8,992
CONTAINERS & PACKAGING—1.6%
258,220	Berry Global Group Inc.*	11,633
DIVERSIFIED CONSUMER SERVICES—2.7%
55,720	Bright Horizons Family Solutions Inc.*	8,473
61,070	Strategic Education Inc.	10,870
		19,343
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.6%
232,270	Avnet Inc.	10,550
372,510	Knowles Corp.*	7,580
49,670	Rogers Corp.*	7,881
		26,011
ENTERTAINMENT—1.6%
39,488	Madison Square Garden Co.*	11,453
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.3%
201,214	CyrusOne Inc.	11,550
281,960	Spirit Realty Capital Inc.	12,440
		23,990
COMMON STOCKS—Continued
Shares		Value
FOOD & STAPLES RETAILING—0.2%
27,250	Grocery Outlet Holding Corp.*	$1,061
HEALTH CARE EQUIPMENT & SUPPLIES—5.9%
109,335	Haemonetics Corp.*	13,347
190,990	Integra LifeSciences Holdings Corp.*	12,107
87,071	Masimo Corp.*	13,744
129,370	Wright Medical Group NV (Netherlands)*	3,734
		42,932
HEALTH CARE TECHNOLOGY—1.0%
105,060	Teladoc Health Inc.*	7,169
HOTELS, RESTAURANTS & LEISURE—1.5%
243,932	Eldorado Resorts Inc.*	11,006
HOUSEHOLD DURABLES—2.3%
206,330	Topbuild Corp.*	16,740
INSURANCE—2.1%
159,177	Kemper Corp.	14,011
48,438	Palomar Holdings Inc.*	1,388
		15,399
IT SERVICES—4.6%
153,480	InterXion Holding NV (Netherlands)*	11,557
54,902	WEX Inc.*	11,973
160,445	WNS Holdings Ltd. ADR (Jersey)*,1	10,111
		33,641
LIFE SCIENCES TOOLS & SERVICES—5.0%
55,850	BIO-RAD Laboratories Inc.*	17,587
121,354	ICON plc (Ireland)*	18,952
		36,539
MACHINERY—5.5%
186,070	Flowserve Corp.	9,309
143,670	Lincoln Electric Holdings Inc.	12,143
206,660	Timken Co.	9,446
77,530	Woodward Inc.	8,687
		39,585
MARINE—0.5%
94,620	Matson Inc.	3,871
MEDIA—0.8%
56,644	Nexstar Media Group Inc.	5,765
OIL, GAS & CONSUMABLE FUELS—2.3%
267,080	PBF Energy Inc.	7,460
888,270	WPX Energy Inc.*	9,273
		16,733
PHARMACEUTICALS—3.7%
172,461	Catalent Inc.*	9,742
1,825,058	Correvio Pharma Corp. (Canada)*	3,340
309,175	Intersect ENT Inc.*	6,113
166,900	Pacira BioSciences Inc.*	7,325
		26,520
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
114,711	RMR Group Inc.	5,648
ROAD & RAIL—1.0%
142,400	Ryder System Inc.	7,584

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
76,810	Cabot Microelectronics Corp.	$9,344
SOFTWARE—10.8%
436,610	8x8 Inc.*	10,553
32,015	Fair Isaac Corp.*	11,123
80,220	NICE Ltd. ADR (Israel)*,1	12,251
564,860	Nuance Communications Inc.*	9,399
58,229	Paylocity Holding Corp.*	5,944
102,684	Proofpoint Inc.*	12,959
156,263	Smartsheet Inc.*	7,799
50,704	Tableau Software Inc.*	8,596
		78,624
SPECIALTY RETAIL—2.3%
320,490	American Eagle Outfitters Inc.	5,669
90,820	Five Below Inc.*	10,668
		16,337
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—1.2%
314,870	Wolverine World Wide Inc.	$8,549
THRIFTS & MORTGAGE FINANCE—1.2%
186,070	Essent Group Ltd. (Bermuda)*	8,589
TRADING COMPANIES & DISTRIBUTORS—1.6%
299,366	Rush Enterprises Inc.	11,274
TOTAL COMMON STOCKS
(Cost $589,634)		708,878
TOTAL INVESTMENTS—97.7%
(Cost $589,634)		708,878
CASH AND OTHER ASSETS, LESS LIABILITIES—2.3%		16,930
TOTAL NET ASSETS—100.0%		$725,808

FAIR VALUE MEASUREMENTS
All investments at July 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
AFFILIATED TRANSACTIONS
Certain of the Fund’s investments are in companies that are considered to be affiliated companies of the Fund because the Fund owned more than 5% of the outstanding voting securities of the company during the period November 1, 2018 through July 31, 2019. Transactions during the period in securities of these companies were as follows:
Security Name	Beginning Balance as of 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Net Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Dividend Income (000s)	Ending Balance as of 07/31/2019 (000s)
Correvio Pharma Corp. (Canada)	$6,237	$395	$(377)	$(961)	$(1,954)	$—	$3,340

*	Non-income producing security
1	ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.4%
Shares		Value
AEROSPACE & DEFENSE—0.9%
266,303	Maxar Technologies Inc.	$1,960
AIR FREIGHT & LOGISTICS—1.3%
37,084	Atlas Air Worldwide Holdings Inc.*	1,693
52,144	Echo Global Logistics Inc.*	1,098
		2,791
BANKS—2.2%
43,696	FB Financial Corp.	1,661
41,203	TCF Financial Corp.*	1,732
59,548	TriState Capital Holdings Inc.*	1,251
		4,644
BEVERAGES—1.0%
151,469	Primo Water Corp.*	2,237
BIOTECHNOLOGY—11.0%
168,814	Amarin Corp. plc ADR (United Kingdom)*,1	3,138
137,382	Amicus Therapeutics Inc.*	1,704
161,425	Clovis Oncology Inc.*	1,703
126,369	Halozyme Therapeutics Inc.*	2,147
105,101	Heron Therapeutics Inc.*	1,833
232,679	Karyopharm Therapeutics Inc.*	2,050
46,873	Ligand Pharmaceuticals Inc.*	4,289
66,341	Natera Inc.*	1,830
94,275	Portola Pharmaceuticals Inc.*	2,515
51,352	PTC Therapeutics Inc.*	2,474
		23,683
COMMERCIAL SERVICES & SUPPLIES—1.8%
39,144	Advanced Disposal Services Inc.*	1,267
107,385	Healthcare Services Group Inc.	2,568
		3,835
COMMUNICATIONS EQUIPMENT—2.8%
275,861	Casa Systems Inc.*	1,818
648,599	Infinera Corp.*	2,504
29,673	Lumentum Holdings Inc.*	1,680
		6,002
CONSTRUCTION & ENGINEERING—1.4%
60,439	MasTec Inc.*	3,102
CONSUMER FINANCE—1.0%
40,038	Green Dot Corp.*	2,030
DIVERSIFIED CONSUMER SERVICES—1.3%
60,806	Adtalem Global Education Inc.*	2,880
DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
125,631	Iridium Communications Inc.*	3,196
ELECTRICAL EQUIPMENT—1.6%
19,816	EnerSys	1,349
100,322	Power Solutions International Inc.*	991
45,441	TPI Composites Inc.*	1,162
		3,502
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
48,401	Methode Electronics Inc.	1,450
30,358	MTS Systems Corp.	1,749
		3,199
COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—0.7%
21,914	World Wrestling Entertainment Inc.	$1,595
FOOD PRODUCTS—0.8%
35,602	Freshpet Inc.*	1,607
HEALTH CARE EQUIPMENT & SUPPLIES—7.9%
1,059,190	Cerus Corp.*	6,196
70,218	CryoLife Inc.*	2,024
578,044	Invacare Corp.	3,092
262,954	ViewRay Inc.*	2,356
112,332	Wright Medical Group NV (Netherlands)*	3,242
		16,910
HEALTH CARE PROVIDERS & SERVICES—4.4%
57,798	Acadia Healthcare Co. Inc.*	1,846
49,657	PetIQ Inc.*	1,700
312,159	Surgery Partners Inc.*	2,382
194,888	Tivity Health Inc.*	3,401
		9,329
HEALTH CARE TECHNOLOGY—4.5%
112,521	Allscripts Healthcare Solutions Inc.*	1,159
372,771	Evolent Health Inc.*	2,542
124,143	NextGen Healthcare Inc.*	2,031
31,059	Teladoc Health Inc.*	2,120
67,008	Vocera Communications Inc.*	1,720
		9,572
HOTELS, RESTAURANTS & LEISURE—4.6%
21,285	Churchill Downs Inc.	2,547
41,847	Dave & Buster's Entertainment Inc.	1,701
24,614	Eldorado Resorts Inc.*	1,111
231,904	Noodles & Co.*	1,719
258,292	Playa Hotels & Resorts NV (Netherlands)*	1,893
25,966	Red Robin Gourmet Burgers Inc.*	857
		9,828
INSURANCE—2.4%
25,004	Kinsale Capital Group Inc.	2,247
118,299	National General Holdings Corp.	2,925
		5,172
INTERNET & DIRECT MARKETING RETAIL—3.9%
668,004	Quotient Technology Inc.*	7,028
30,101	Stamps.com Inc.*	1,437
		8,465
IT SERVICES—7.6%
110,964	Carbonite Inc.*	1,990
42,504	Cardtronics plc (United Kingdom)*	1,210
57,417	EVO Payments Inc.*	1,787
83,550	GTT Communications Inc.*	1,011
98,291	InterXion Holding NV (Netherlands)*	7,401
93,584	Verra Mobility Corp.*	1,296
26,833	WNS Holdings Ltd. ADR (India)*,1	1,691
		16,386
LEISURE PRODUCTS—0.8%
46,709	YETI Holdings Inc.*	1,624
LIFE SCIENCES TOOLS & SERVICES—1.2%
115,947	Luminex Corp.	2,520

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MACHINERY—5.9%
87,695	Actuant Corp.	$2,008
27,994	CIRCOR International Inc.*	1,064
93,066	Meritor Inc.*	2,301
313,475	NN Inc.	2,574
126,067	REV Group Inc.	1,837
95,238	Rexnord Corp.*	2,789
		12,573
OIL, GAS & CONSUMABLE FUELS—2.2%
252,583	Callon Petroleum Co.*	1,243
84,071	Matador Resources Co.*	1,482
41,893	Scorpio Tankers Inc. (Marshall Islands)	1,098
214,597	SRC Energy Inc.*	875
		4,698
PERSONAL PRODUCTS—0.9%
16,823	Medifast Inc.	1,878
PHARMACEUTICALS—2.1%
93,125	Pacira BioSciences Inc.*	4,088
501,901	Teligent Inc.*	326
		4,414
PROFESSIONAL SERVICES—1.5%
64,752	WageWorks Inc.*	3,313
ROAD & RAIL—1.1%
226,852	Daseke Inc.*	839
19,641	Saia Inc.*	1,499
		2,338
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
79,711	Aquantia Corp.*	1,047
34,854	Inphi Corp.*	2,098
142,045	MaxLinear Inc.*	3,122
		6,267
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—4.0%
221,965	OneSpan Inc.*	$3,245
671,698	Synchronoss Technologies Inc.*	5,434
		8,679
SPECIALTY RETAIL—3.7%
133,598	At Home Group Inc.*	800
35,911	Boot Barn Holdings Inc.*	1,124
16,077	Children's Place Inc.	1,570
77,785	Guess? Inc.	1,311
57,873	National Vision Holdings Inc.*	1,828
198,176	Party City Holdco Inc.*	1,264
		7,897
TEXTILES, APPAREL & LUXURY GOODS—0.8%
58,152	G-III Apparel Group Ltd.*	1,667
THRIFTS & MORTGAGE FINANCE—2.0%
51,886	Essent Group Ltd. (Bermuda)*	2,395
62,276	Meta Financial Group Inc.	1,923
		4,318
WATER UTILITIES—1.1%
139,815	AquaVenture Holdings Ltd. (Virgin Islands)*	2,409
WIRELESS TELECOMMUNICATION SERVICES—1.1%
583,829	Gogo Inc.*	2,446
TOTAL COMMON STOCKS
(Cost $217,418)		208,966
TOTAL INVESTMENTS—97.4%
(Cost $217,418)		208,966
CASH AND OTHER ASSETS, LESS LIABILITIES—2.6%		5,556
TOTAL NET ASSETS—100.0%		$214,522

FAIR VALUE MEASUREMENTS
All investments at July 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Large Cap Value Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—96.4%
Shares		Value
AEROSPACE & DEFENSE—2.3%
145,000	General Dynamics Corp.	$26,961
BANKS—13.6%
3,300,000	Banco Bilbao Vizcaya Argentaria SA ADR (Spain)[1]	16,863
1,225,000	Bank of America Corp.	37,583
200,000	BOK Financial Corp.	16,736
276,000	Commerce Bancshares Inc.	16,789
166,000	Cullen/Frost Bankers Inc.	15,760
395,000	East West Bancorp Inc.	18,964
200,000	JPMorgan Chase & Co.	23,200
2,720,000	Mitsubishi UFJ Financial Group Inc. ADR (Japan)[1]	13,518
		159,413
BEVERAGES—2.8%
620,000	Coca-Cola Co.	32,631
BIOTECHNOLOGY—2.6%
167,000	Amgen Inc.	31,159
BUILDING PRODUCTS—4.8%
277,000	Allegion plc (Ireland)	28,681
655,000	Johnson Controls International plc	27,798
		56,479
CAPITAL MARKETS—2.3%
190,000	Ameriprise Financial Inc.	27,647
CHEMICALS—2.4%
245,000	PPG Industries Inc.	28,761
CONSTRUCTION MATERIALS—2.5%
120,500	Martin Marietta Materials Inc.	29,854
CONSUMER FINANCE—2.2%
275,000	Capital One Financial Corp.	25,415
ENERGY EQUIPMENT & SERVICES—1.2%
630,000	Halliburton Co.	14,490
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.1%
145,000	Equity Lifestyle Properties Inc.	18,016
140,000	Sun Communities Inc.	18,594
		36,610
FOOD & STAPLES RETAILING—1.6%
340,000	Walgreens Boots Alliance Inc.	18,527
FOOD PRODUCTS—2.4%
352,000	Tyson Foods Inc.	27,984
GAS UTILITIES—0.3%
67,082	National Fuel Gas Co.	3,202
HEALTH CARE EQUIPMENT & SUPPLIES—8.3%
390,000	Alcon Inc. (Switzerland)*	22,912
300,000	Danaher Corp.	42,150
319,000	Medtronic plc (Ireland)	32,519
		97,581
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—1.4%
505,000	Acadia Healthcare Co. Inc.*	$16,130
HOUSEHOLD DURABLES—4.6%
470,000	Lennar Corp. Class A	22,358
7,120	Lennar Corp. Class B	270
550,000	Sony Corp. ADR (Japan)[1]	31,273
		53,901
INSURANCE—2.0%
155,000	Chubb Ltd. (Switzerland)	23,690
INTERACTIVE MEDIA & SERVICES—2.5%
705,000	Twitter Inc.*	29,829
IT SERVICES—3.0%
325,000	PayPal Holdings Inc.*	35,880
MACHINERY—4.8%
355,000	Oshkosh Corp.	29,667
150,000	Parker-Hannifin Corp.	26,262
		55,929
OIL, GAS & CONSUMABLE FUELS—4.1%
290,000	Phillips 66	29,743
130,000	Pioneer Natural Resources Co.	17,945
		47,688
PERSONAL PRODUCTS—2.1%
425,000	Unilever NV NY Registry Shares (United Kingdom)	24,539
PHARMACEUTICALS—2.3%
300,000	Novartis AG ADR (Switzerland)[1]	27,474
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
358,000	Microchip Technology Inc.	33,802
SOFTWARE—11.8%
185,000	Adobe Inc.*	55,289
165,000	ANSYS Inc.*	33,515
369,000	Microsoft Corp.	50,284
		139,088
SPECIALTY RETAIL—2.5%
137,000	Home Depot Inc.	29,276
TOTAL COMMON STOCKS
(Cost $900,911)		1,133,940
TOTAL INVESTMENTS—96.4%
(Cost $900,911)		1,133,940
CASH AND OTHER ASSETS, LESS LIABILITIES—3.6%		42,065
TOTAL NET ASSETS—100.0%		$1,176,005

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at July 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Value Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—99.7%
Shares		Value
AEROSPACE & DEFENSE—2.8%
40,460	Huntington Ingalls Industries Inc.	$9,237
107,400	Spirit AeroSystems Holdings Inc.	8,252
114,800	Textron Inc.	5,660
		23,149
AIR FREIGHT & LOGISTICS—0.4%
74,217	Atlas Air Worldwide Holdings Inc.*	3,388
AIRLINES—3.1%
54,800	Alaska Air Group Inc.	3,472
151,300	American Airlines Group Inc.	4,616
332,900	JetBlue Airways Corp.*	6,402
114,500	United Airlines Holdings Inc.*	10,524
		25,014
AUTO COMPONENTS—1.8%
118,200	American Axle & Manufacturing Holdings Inc.*	1,426
76,500	BorgWarner Inc.	2,892
32,900	Cooper-Standard Holdings Inc.*	1,628
231,338	Goodyear Tire & Rubber Co.	3,176
46,300	Lear Corp.	5,870
		14,992
AUTOMOBILES—0.4%
91,600	Harley-Davidson Inc.	3,277
BANKS—6.8%
134,800	CIT Group Inc.	6,814
267,800	Citizens Financial Group Inc.	9,978
297,500	Fifth Third Bancorp	8,833
343,400	KeyCorp	6,308
437,800	Regions Financial Corp.	6,974
131,800	SunTrust Banks Inc.	8,778
164,900	Zions Bancorporation	7,432
		55,117
BEVERAGES—0.7%
110,500	Molson Coors Brewing Co.	5,966
BUILDING PRODUCTS—0.4%
61,200	Owens Corning	3,550
CAPITAL MARKETS—2.2%
57,200	Ameriprise Financial Inc.	8,323
80,700	Lazard Ltd. (Bermuda)	3,124
51,500	Legg Mason Inc.	1,940
329,374	Prospect Capital Corp.	2,180
33,900	Raymond James Financial Inc.	2,735
		18,302
CHEMICALS—4.2%
9,746	A. Schulman Inc. (Contingent Value Rights)*	4[x]
69,000	Cabot Corp.	3,086
97,900	Celanese Corp.	10,982
112,122	Chemours Co.	2,138
139,500	Eastman Chemical Co.	10,511
226,000	Huntsman Corp.	4,644
70,400	Trinseo SA (Luxembourg)	2,732
		34,097
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—0.2%
304,900	Pitney Bowes Inc.	$1,235
17,833	RR Donnelley & Sons Co.	36
		1,271
COMMUNICATIONS EQUIPMENT—0.7%
198,800	Juniper Networks Inc.	5,371
CONSUMER FINANCE—2.9%
136,700	Ally Financial Inc.	4,499
137,500	Discover Financial Services	12,339
225,200	Navient Corp.	3,186
56,500	Nelnet Inc.	3,535
		23,559
CONTAINERS & PACKAGING—2.1%
96,100	International Paper Co.	4,220
260,946	Owens-Illinois Inc.	4,428
156,300	Silgan Holdings Inc.	4,699
95,900	WestRock Co.	3,457
		16,804
DIVERSIFIED FINANCIAL SERVICES—1.0%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	1,681
120,200	Voya Financial Inc.	6,752
		8,433
ELECTRIC UTILITIES—4.4%
82,400	Edison International	6,142
99,800	Entergy Corp.	10,541
231,600	FirstEnergy Corp.	10,183
317,200	PPL Corp.	9,399
		36,265
ELECTRICAL EQUIPMENT—0.5%
50,600	Regal Beloit Corp.	4,029
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.6%
76,400	Avnet Inc.	3,470
162,600	Corning Inc.	5,000
79,185	Methode Electronics Inc.	2,372
13,988	SYNNEX Corp.	1,378
41,800	Tech Data Corp.*	4,236
196,236	TTM Technologies Inc.*	2,053
154,200	Vishay Intertechnology Inc.	2,621
		21,130
ENTERTAINMENT—0.4%
108,800	Viacom Inc.	3,302
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—11.2%
213,903	Brandywine Realty Trust	3,155
205,100	Brixmor Property Group Inc.	3,893
507,836	Franklin Street Properties Corp.	4,093
134,100	Gaming and Leisure Properties Inc.	5,057
188,700	Hersha Hospitality Trust	2,947
167,069	Hospitality Properties Trust	4,128
324,200	Host Hotels & Resorts Inc.	5,638
125,500	Industrial Logistics Properties Trust	2,683
733,500	Lexington Realty Trust	7,240
316,200	Medical Properties Trust Inc.	5,533
52,750	Office Properties Income Trust	1,486
207,500	Omega Healthcare Investors Inc.	7,532

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
166,038	Outfront Media Inc.	$4,513
359,700	Piedmont Office Realty Trust Inc.	7,485
29,388	Retail Value Inc.	1,106
173,123	RLJ Lodging Trust	2,992
170,300	Sabra Health Care REIT Inc.	3,515
1,283	Senior Housing Properties Trust	11
286,200	SITE Centers Corp.	4,078
277,300	Summit Hotel Properties Inc.	3,081
761,700	VEREIT Inc.	6,947
206,197	Xenia Hotels & Resorts Inc.	4,419
		91,532
FOOD & STAPLES RETAILING—1.3%
62,200	Ingles Markets Inc.	1,958
408,500	Kroger Co.	8,644
		10,602
FOOD PRODUCTS—2.9%
54,200	Ingredion Inc.	4,189
71,968	JM Smucker Co.	8,002
143,800	Tyson Foods Inc.	11,432
		23,623
GAS UTILITIES—1.1%
180,541	National Fuel Gas Co.	8,619
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
35,743	McKesson Corp.	4,966
HEALTH CARE PROVIDERS & SERVICES—2.8%
94,600	Cardinal Health Inc.	4,326
54,500	HCA Healthcare Inc.	7,276
29,400	Laboratory Corp. of America Holdings*	4,925
41,200	Universal Health Services Inc.	6,216
		22,743
HOTELS, RESTAURANTS & LEISURE—0.6%
100,200	Brinker International Inc.	3,993
15,250	Wyndham Destinations Inc.	718
		4,711
HOUSEHOLD DURABLES—3.1%
101,478	Ethan Allen Interiors Inc.	2,088
65,200	Meritage Homes Corp.*	4,095
183,453	PulteGroup Inc.	5,781
133,500	Toll Brothers Inc.	4,802
59,600	Whirlpool Corp.	8,671
		25,437
INSURANCE—6.5%
81,500	Aflac Inc.	4,290
70,800	Allstate Corp.	7,604
27,500	American Financial Group Inc.	2,816
88,400	Assured Guaranty Ltd. (Bermuda)	3,862
150,800	Hartford Financial Services Group Inc.	8,691
179,800	Lincoln National Corp.	11,748
9,945	Maiden Holdings Ltd. (Bermuda)	5
148,900	Old Republic International Corp.	3,396
79,000	Principal Financial Group Inc.	4,585
75,200	Universal Insurance Holdings Inc.	1,866
139,000	Unum Group	4,441
		53,304
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—1.3%
98,200	DXC Technology Co.	$5,477
228,100	Western Union Co.	4,790
		10,267
LEISURE PRODUCTS—0.4%
65,300	Brunswick Corp.	3,210
MACHINERY—5.0%
42,500	AGCO Corp.	3,273
100,600	Allison Transmission Holdings Inc.	4,623
170,200	Briggs & Stratton Corp.	1,622
72,600	Cummins Inc.	11,906
161,900	Meritor Inc.*	4,004
47,700	Oshkosh Corp.	3,986
25,400	Snap-on Inc.	3,876
64,700	Timken Co.	2,957
313,300	Wabash National Corp.	4,960
		41,207
MEDIA—1.4%
115,600	AMC Networks Inc.*	6,171
290,841	Gannett Co. Inc.	2,981
144,100	TEGNA Inc.	2,189
		11,341
METALS & MINING—1.0%
78,500	Reliance Steel & Aluminum Co.	7,846
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.8%
479,058	Annaly Capital Management Inc.	4,575
29,955	Granite Point Mortgage Trust Inc.	572
171,000	Invesco Mortgage Capital Inc.	2,818
298,300	MFA Financial Inc.	2,142
191,300	PennyMac Mortgage Investment Trust	4,214
		14,321
MULTILINE RETAIL—1.9%
91,600	Big Lots Inc.	2,345
46,100	Dillard's Inc.	3,355
122,200	Kohl's Corp.	6,582
150,600	Macy's Inc.	3,423
		15,705
MULTI-UTILITIES—0.8%
108,700	Public Service Enterprise Group Inc.	6,212
OIL, GAS & CONSUMABLE FUELS—3.9%
240,100	Carrizo Oil & Gas Inc.*	2,288
142,300	Devon Energy Corp.	3,842
355,616	Gulfport Energy Corp.*	1,344
99,000	HollyFrontier Corp.	4,927
357,559	Laredo Petroleum Inc.*	1,187
71,900	Marathon Petroleum Corp.	4,055
135,600	PBF Energy Inc.	3,788
474,000	SRC Energy Inc.*	1,934
96,600	Valero Energy Corp.	8,235
		31,600
PAPER & FOREST PRODUCTS—0.4%
86,900	Domtar Corp.	3,689
PHARMACEUTICALS—1.2%
49,900	Jazz Pharmaceuticals plc (Ireland)*	6,955

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
110,150	Lannett Co. Inc.*	$779
93,493	Mylan NV (Netherlands)*	1,954
		9,688
PROFESSIONAL SERVICES—0.8%
71,100	ManpowerGroup Inc.	6,495
ROAD & RAIL—0.4%
62,800	Ryder System Inc.	3,345
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.4%
116,009	Amkor Technology Inc.*	1,071
95,900	Applied Materials Inc.	4,734
60,943	Cirrus Logic Inc.*	2,989
47,000	Lam Research Corp.	9,805
409,900	ON Semiconductor Corp.*	8,817
		27,416
SPECIALTY RETAIL—3.7%
92,800	Bed Bath & Beyond Inc.	901
100,700	Best Buy Co. Inc.	7,706
116,700	Dick's Sporting Goods Inc.	4,338
111,200	Foot Locker Inc.	4,566
50,665	GameStop Corp.	204
166,100	Gap Inc.	3,239
64,100	Group 1 Automotive Inc.	5,382
677,800	Office Depot Inc.	1,383
52,000	Penske Automotive Group Inc.	2,390
		30,109
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.7%
242,314	HP Inc.	$5,098
133,400	NCR Corp.*	4,510
143,800	Seagate Technology plc (Ireland)	6,660
189,900	Xerox Corp.	6,096
		22,364
TEXTILES, APPAREL & LUXURY GOODS—0.3%
60,900	Capri Holdings Ltd. (Virgin Islands)*	2,167
THRIFTS & MORTGAGE FINANCE—1.0%
306,700	MGIC Investment Corp.	3,941
185,900	Radian Group Inc.	4,239
		8,180
TRADING COMPANIES & DISTRIBUTORS—0.6%
113,600	Aircastle Ltd. (Bermuda)	2,362
65,642	Triton International Ltd. (Bermuda)	2,171
		4,533
TOTAL COMMON STOCKS
(Cost $778,244)		812,248
TOTAL INVESTMENTS—99.7%
(Cost $778,244)		812,248
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		2,788
TOTAL NET ASSETS—100.0%		$815,036

FAIR VALUE MEASUREMENTS
At July 31, 2019, the investments in A. Schulman Inc. (Contingent Value Rights) (as disclosed in the preceding Portfolio of Investments) were classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2019.
Valuation Description	Balance Beginning at 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2019[w] (000s)
Common Stocks
Chemicals	$19	$—	$(15)	$—	$—	$—	$—	$—	$4

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2019 (000s)	Valuation Technique	Unobservable Input	Input Value(s)
Investments in Securities
Common Stocks
Chemicals
A. Schulman Inc. (Contingent Value Rights)*	$4	Market Approach	Estimated Recovery Value	$ 0.43

*	Non-income producing security
w	The net unrealized appreciation/(depreciation) per investment type is as below:
	Valuation Description	Unrealized Gain/(Loss) as of 07/31/2019 (000s)
	Common Stocks	$–
x	Fair valued in accordance with Harbor Funds Valuation Procedures.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Value Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—9.7%
706,525	Hexcel Corp.	$57,766
248,655	Moog Inc.	20,255
176,059	Teledyne Technologies Inc.*	51,282
963,184	Triumph Group Inc.	23,338
		152,641
BANKS—10.7%
1,107,233	Cadence Bancorp	18,978
530,465	Enterprise Financial Services Corp.	22,110
809,989	First Merchants Corp.	31,922
425,858	Heartland Financial USA Inc.	20,480
332,112	South State Corp.	26,592
683,660	Trustmark Corp.	24,297
638,502	United Bankshares Inc.	24,001
		168,380
BIOTECHNOLOGY—1.8%
456,154	Emergent BioSolutions Inc.*	20,135
271,757	Myriad Genetics Inc.*	7,919
		28,054
CAPITAL MARKETS—4.4%
404,545	Eaton Vance Corp.	18,002
309,770	Raymond James Financial Inc.	24,989
434,706	Stifel Financial Corp.	26,000
		68,991
CHEMICALS—3.8%
593,915	Cabot Corp.	26,560
296,100	Scotts Miracle-Gro Co.	33,216
		59,776
COMMERCIAL SERVICES & SUPPLIES—4.4%
745,395	Casella Waste Systems Inc.*	32,499
2,180,740	Steelcase Inc.	36,876
		69,375
CONSUMER FINANCE—3.2%
504,742	FirstCash Inc.	50,797
ELECTRICAL EQUIPMENT—1.9%
439,577	EnerSys	29,940
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—9.5%
285,811	Anixter International Inc.*	18,395
149,765	Coherent Inc.*	20,795
550,472	FLIR Systems Inc.	27,336
169,200	Littelfuse Inc.	28,588
216,964	OSI Systems Inc.*	24,422
937,461	Sanmina Corp.*	29,764
		149,300
ENERGY EQUIPMENT & SERVICES—2.6%
327,539	Core Laboratories NV (Netherlands)	16,433
286,954	DMC Global Inc.	14,990
672,228	Oil States International Inc.*	10,030
		41,453
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.2%
1,130,097	Corporate Office Properties Trust	31,552
717,958	Pebblebrook Hotel Trust	20,096
1,013,486	STAG Industrial Inc.	30,121
		81,769
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—2.0%
1,566,817	Darling Ingredients Inc.*	$31,853
HEALTH CARE PROVIDERS & SERVICES—1.7%
196,638	Molina Healthcare Inc.*	26,110
HOUSEHOLD DURABLES—2.5%
618,495	Meritage Homes Corp.*	38,848
INSURANCE—6.6%
899,783	American Equity Investment Life Holding Co.	23,214
472,091	Horace Mann Educators Corp.	20,508
236,651	Reinsurance Group of America Inc.	36,898
453,296	United Fire Group Inc.	23,694
		104,314
IT SERVICES—2.0%
461,299	ManTech International Corp.	31,728
MACHINERY—8.3%
454,440	Albany International Corp.	39,077
609,349	Altra Industrial Motion Corp.	17,507
664,797	Franklin Electric Co. Inc.	31,152
585,341	Timken Co.	26,756
1,006,627	Welbilt Inc.*	16,529
		131,021
OIL, GAS & CONSUMABLE FUELS—1.7%
1,071,792	Matador Resources Co.*	18,896
400,135	Whiting Petroleum Corp.*	7,074
		25,970
PHARMACEUTICALS—3.0%
836,283	Catalent Inc.*	47,242
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.8%
267,519	Advanced Energy Industries Inc.*	15,623
343,545	Cabot Microelectronics Corp.	41,792
854,575	Entegris Inc.	37,183
1,464,497	FormFactor Inc.*	24,574
241,796	Monolithic Power Systems Inc.	35,825
		154,997
TEXTILES, APPAREL & LUXURY GOODS—1.3%
770,547	Wolverine World Wide Inc.	20,920
TRADING COMPANIES & DISTRIBUTORS—1.8%
370,983	GATX Corp.	28,514
TOTAL COMMON STOCKS
(Cost $1,157,870)		1,541,993
TOTAL INVESTMENTS—97.9%
(Cost $1,157,870)		1,541,993
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		32,836
TOTAL NET ASSETS—100.0%		$1,574,829

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at July 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Value Opportunities Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—94.2%
Shares		Value
AUTO COMPONENTS—1.1%
14,950	Adient plc (Ireland)	$355
BANKS—14.5%
21,670	Bank of NT Butterfield & Son Ltd. (Bermuda)	681
14,739	Bank OZK	451
17,558	Cadence Bancorp	301
10,212	Cathay General Bancorp	380
24,200	First Hawaiian Inc.	648
9,621	Glacier Bancorp Inc.	403
7,750	Hancock Whitney Corp.	322
5,800	Popular Inc. (Puerto Rico)	334
26,250	Sterling Bancorp	573
8,960	Wintrust Financial Corp.	641
		4,734
BUILDING PRODUCTS—1.1%
14,900	Continental Building Products Inc.*	366
CAPITAL MARKETS—1.2%
13,480	Artisan Partners Asset Management Inc.	399
CHEMICALS—1.3%
21,350	Valvoline Inc.	431
COMMERCIAL SERVICES & SUPPLIES—8.6%
11,980	IAA Inc.*	560
31,880	KAR Auction Services Inc.	852
13,487	Ritchie Bros Auctioneers Inc. (Canada)	487
19,738	Stericycle Inc.*	907
		2,806
COMMUNICATIONS EQUIPMENT—1.7%
14,750	Plantronics Inc.	566
CONSUMER FINANCE—2.2%
28,250	Navient Corp.	399
34,550	SLM Corp.	315
		714
CONTAINERS & PACKAGING—1.0%
11,400	Silgan Holdings Inc.	343
DIVERSIFIED FINANCIAL SERVICES—1.5%
59,100	FGL Holdings (Cayman Islands)	482
ENERGY EQUIPMENT & SERVICES—2.0%
118,650	Forum Energy Technologies Inc.*	311
54,150	Hunting plc ADR (United Kingdom)[1]	338
		649
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.6%
23,550	Outfront Media Inc.	640
38,600	Physicians Realty Trust	664
11,100	QTS Realty Trust Inc.	514
		1,818
FOOD PRODUCTS—4.0%
5,840	Post Holdings Inc.*	626
11,537	TreeHouse Foods Inc.*	685
		1,311
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
8,500	Integra LifeSciences Holdings Corp.*	$539
15,500	Natus Medical Inc.*	481
		1,020
HEALTH CARE PROVIDERS & SERVICES—3.1%
15,930	Acadia Healthcare Co. Inc.*	509
20,050	MEDNAX Inc.*	492
		1,001
HOTELS, RESTAURANTS & LEISURE—4.0%
23,590	Dave & Buster's Entertainment Inc.	959
33,950	El Pollo Loco Holdings Inc.*	334
		1,293
INSURANCE—2.5%
6,610	Argo Group International Holdings Ltd. (Bermuda)	452
8,250	Assured Guaranty Ltd. (Bermuda)	361
		813
INTERACTIVE MEDIA & SERVICES—1.7%
28,696	Cars.com Inc.*	545
INTERNET & DIRECT MARKETING RETAIL—1.8%
45,150	Despegar.com Corp. (Virgin Islands)*	587
LIFE SCIENCES TOOLS & SERVICES—2.0%
12,540	Syneos Health Inc.*	641
MACHINERY—4.3%
19,740	Altra Industrial Motion Corp.	567
6,230	EnPro Industries Inc.	443
34,700	Gates Industrial Corp. plc (United Kingdom)*	381
		1,391
MEDIA—0.8%
16,390	Liberty Latin America Ltd. (Bermuda)*	269
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—2.0%
38,300	Redwood Trust Inc.	648
MULTI-UTILITIES—1.4%
6,650	NorthWestern Corp.	465
OIL, GAS & CONSUMABLE FUELS—2.9%
19,650	Whiting Petroleum Corp.*	348
57,595	WPX Energy Inc.*	601
		949
PERSONAL PRODUCTS—1.5%
28,810	e.l.f. Beauty Inc.*	478
PROFESSIONAL SERVICES—1.1%
21,250	Resources Connection Inc.	374
SPECIALTY RETAIL—4.6%
511,990	Ascena Retail Group Inc.*	227
85,530	Michaels Companies Inc.*	588
53,100	Party City Holdco Inc.*	339
14,010	Urban Outfitters Inc.*	333
		1,487
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.9%
90,739	Diebold Nixdorf Inc.*	1,262

Harbor Small Cap Value Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—1.8%
60,130	Samsonite International SA ADR (Luxembourg)[1]	$583
THRIFTS & MORTGAGE FINANCE—1.3%
8,850	Essent Group Ltd. (Bermuda)*	409
TRADING COMPANIES & DISTRIBUTORS—4.6%
10,840	Air Lease Corp.	453
20,100	Beacon Roofing Supply Inc.*	728
4,400	MSC Industrial Direct Co. Inc.	313
		1,494
TOTAL COMMON STOCKS
(Cost $31,525)		30,683

MASTER LIMITED PARTNERSHIPS—2.0%
(Cost $580)
Shares		Value
OIL, GAS & CONSUMABLE FUELS—2.0%
20,400	Viper Energy Partners LP*	$658
TOTAL INVESTMENTS—96.2%
(Cost $32,105)		31,341
CASH AND OTHER ASSETS, LESS LIABILITIES—3.8%		1,228
TOTAL NET ASSETS—100.0%		$32,569

FAIR VALUE MEASUREMENTS
All investments at July 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Domestic Equity Funds
Notes to Portfolios of Investments— July 31, 2019 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2019, the Trust consists of 34 separate portfolios. The portfolios covered by this report are: Harbor Capital Appreciation Fund, Harbor Strategic Growth Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund and Harbor Small Cap Value Opportunities Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, convertible preferred stock, and master limited partnerships), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the fair value of

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed not to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
A table that includes a categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information on the types of investment held by each Fund and the related accounting policies.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.DE.0719